TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade accounts payable
Trade accounts payable	R$ 2,361,098	R$ 2,376,459
Pulp | Klabin S.A.
Trade accounts payable
Trade accounts payable		936,887
Domestic (Brazil) | Related parties
Trade accounts payable
Trade accounts payable	2,849	2,477
Domestic (Brazil) | Third parties
Trade accounts payable
Trade accounts payable	1,865,632	1,288,775
Foreign | Third parties
Trade accounts payable
Trade accounts payable	R$ 492,617	R$ 1,085,207